Subsequent Events	5 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Subsequent Events [Line Items]
SUBSEQUENT EVENTS

NOTE 12 – Subsequent Events

On July 5, 2024, the resale registration statement on Form S-1, which included the shares of Common Stock underlying the conversion of the Series A Preferred Stock and Series B Preferred Stock, was declared effective. On the effectiveness of this S-1, the conversion price of the Preferred Stock reset to $1.00 per share. The Certificates of Designations define a number of conditions that trigger an Alternate Conversion Right, such right extending from the onset of the condition to 20 trading days after the condition is cured. Due to late registration, the period of Alternate Conversion Right was from July 5, 2024 to August 2, 2024. The Alternate Conversion Right triggered by late registration resulted in a 25% premium added to the conversion amount. At the time of Alternate Conversion, the Alternate Conversion Price is the lowest of (a) the Conversion Price and (b) the greater of i) the floor price and ii) 80% of the lowest daily VWAP of the Common Stock during the five trading days immediately preceding the date of conversion notice submission. However, because the floor price was greater than 80% of the five-day volume-weighted average price of a share of Common Stock, the conversion amount was further increased by a multiplier resulting in the convertibility of the shares of Series A Preferred Stock and Series B Preferred Stock into the number of shares of Common Stock that would have been issuable if the Alternate Conversion Price had been equal to such lower volume weighted average price.

As of August 13, 2024, warrants to purchase 38 shares of Series A Preferred A Stock converted into shares of Common Stock after being exercised, 2,777 shares of Series A Preferred Stock were converted into shares of Common Stock, and 140 shares of Series B Preferred Stock were converted into shares of Common Stock, for an aggregate of approximately 26.9 million shares of Common Stock.

NOTE 15 – SUBSEQUENT EVENTS

Business Combination

On February 5, 2024, the Company, PBAX and Merger Sub entered into Amendment No. 1 to the Business Combination Agreement (the “First BCA Amendment”) to, among other things, (i) remove the minimum cash condition, (ii) modify the stock-price based milestones such that (a) the trading price condition for the First Level Earnout Target (as defined in the First BCA Amendment) shall be reset from $12.50 to 125% of the reset Conversion Price (as defined in the First BCA Amendment) of the New CERo Series A Preferred Stock (as defined below) and (b) the trading price condition for the Second Level Earnout Target (as defined in the First BCA Amendment) shall be reset from $15.00 to 150% of the reset Conversion Price of New CERo Series A Preferred Stock, and (iii) increase the aggregate number of shares of PBAX Class A common stock, par value $0.0001 per share (“Class A common stock”), issuable to the stockholders of the Company in connection with the Business Combination from 4,651,704 shares to 5,000,000 shares. Such number of shares is in addition to up to 1,200,000 shares issuable upon satisfaction of certain earn-out conditions and 382,651 shares issuable upon exercise of rollover options or warrants.

On February 8, 2024, PBAX held a special meeting of stockholders (the “Fourth Special Meeting”). At the Fourth Special Meeting, PBAX’s stockholders adopted and approved (i) the Business Combination Agreement, pursuant to which Merger Sub merged with and into the Company, with the Company surviving as a wholly-owned subsidiary of PBAX and approved the Business Combination and the other transactions and ancillary documents contemplated by and required for the Business Combination; (ii) on a non-binding advisory basis, certain changes to the amended and restated charter of PBAX, including the name change of Phoenix Biotech Acquisition Corp. to CERo Therapeutics Holdings, Inc., share authorizations, and others; (iii) the issuance of Class A common stock to the Company’s stockholders pursuant to the Business Combination Agreement; (iv) the election of five directors; and (v) the 2024 Equity Incentive Plan and the 2024 Employee Stock Purchase Plan (in each case, as defined in the Business Combination Agreement), contingent of the consummation of the Business Combination.

In connection with the approval of the Business Combination, holders of 671,285 shares of Class A common stock, exercised redemption rights. As a result, following satisfaction of such redemptions, PBAX had 5,563,297 shares of Class A common stock outstanding, of which (i) 82,047 were shares of Class A common stock issued to the public in its initial public offering (“IPO”), which shares of Class A common stock were entitled to receive a pro rata portion of the remaining funds in the PBAX trust account in connection with its initial business combination, a liquidation or certain other events, (ii) 4,596,250 were shares of Class A common stock issued upon the conversion of an equal number of shares of PBAX Class B common stock, par value $0.0001 per share (“Class B common stock”), acquired by Phoenix Biotech Sponsor, LLC (the “Sponsor”) prior to its IPO, which shares of Class A common stock did not have redemption rights, and (iii) 885,000 were shares of Class A common stock included in the private placement units acquired in the private placement by the Sponsor and other investors concurrent with the PBAX IPO, which shares of Class A common stock did not have redemption rights. On February 14, 2024, PBAX made a series of payments of an aggregate of $7,456,463.30 to holders of redeemed Class A common stock (an aggregate of $11.11 per redeemed share).

On February 13, 2024, the Company, PBAX and Merger Sub entered into Amendment No. 2 to the Business Combination Agreement to create two additional pools of earnout shares (the “Earnout Shares”) of Class A common stock, one pool of which will contain 875,000 shares, which will be fully vested at closing of the Business Combination and which are being issued as an offset to the agreement by Sponsor to forfeit an offsetting number of shares, and one pool of which will contain 1,000,000 shares, which will be fully vested upon the achievement of certain regulatory milestone-based earnout targets and make certain other technical changes to the timing and process for issuance of the 1,200,000 shares of Class A common stock subject to the other earn-out conditions set forth in the Business Combination Agreement.

The Business Combination closed on February 14, 2024, at which time the following occurred:

1. Each outstanding share of the Company’s convertible preferred stock was converted into the number of shares of Class A common stock calculated by dividing the liquidation preference by $10.00.

2. Each outstanding share of the Company’s common stock was converted into the number of shares of Class A common stock calculated by multiplying each share by the exchange ratio (the “Exchange Ratio”). The Exchange Ratio of 0.064452 was calculated by first subtracting the aggregate liquidation preference of outstanding preferred shares from $50 million, then dividing the result by the number of shares of the Company’s common stock outstanding and dividing by $10.00 per share.

3. Each holder of the Company’s common stock received a pro rata portion of up to 1.2 million Earnout Shares, 1,000,000 of which are subject to vesting upon the achievement of certain stock price-based earnout targets and 200,000 of which are subject to vesting upon a change of control, respectively.

4. Certain holders of the Company’s common stock received a pro rata portion of 875,000 Earnout Shares, which became fully vested upon the closing of the Business Combination.

5. Certain holders of the Company’s common stock received a pro rata portion of up to 1.0 million Earnout Shares, which are subject to vesting upon the Company’s filing an investigational new drug application with the FDA.

6. Each outstanding Company option was converted into an option to purchase a number of shares of Class A common stock, equal to the Company’s common shares underlying the option multiplied by the Exchange Ratio, at an exercise price per share equal to the Company option exercise price divided by the Exchange Ratio.

7. Each warrant to purchase the Company’s convertible preferred stock was converted into a warrant to acquire a number of shares of Class A common stock obtained by dividing the warrant as-if-exercised liquidation preference by $10.00, with the exercise price equal to the total Company warrant exercise amount divided by the number of shares of Class A common stock issuable upon exercise.

8. The Company’s convertible notes automatically converted into shares of New CERo Series A Preferred Stock, at a conversion price equal to $1,000 per share.

PIPE Financing

In February 2024, New CERo consummated a private placement of 10,039 shares of New CERo Series A Preferred Stock, par value $0.0001 per share (the “New CERo Series A Preferred Stock”), warrants to purchase 612,746 shares of common stock (the “Common Warrants”) and warrants to purchase 2,500 shares of Series A Preferred Stock (the “Preferred Warrants” and, together with the Common Warrants, the “PIPE Warrants”), pursuant to the Amended and Restated Securities Purchase Agreement, dated February 14, 2024, by and among the Company, PBAX and certain accredited investors (the “Initial Investors”) for aggregate cash proceeds to New CERo of approximately $10.0 million. On April 1, 2024, we consummated a private placement of 626 shares of Series B Preferred Stock, pursuant to the Securities Purchase Agreement, dated March 28, 2024, by and among us and certain accredited investors (the “Additional Investors” and, together with the Initial Investors, the “PIPE Investors”), for aggregate cash proceeds to us of approximately $0.5 million. Such private placement is expected to close on or around April 1, 2024. A portion of such Series A Preferred Stock was issued as consideration for the cancellation of outstanding indebtedness or securities of the Company, including a promissory note of PBAX and the Company’s convertible notes. Such transactions collectively are referred to as the “PIPE Financing.”

PHOENIX BIOTECH ACQUISITION CORP. [Member]
Subsequent Events [Line Items]
SUBSEQUENT EVENTS

Note 9 — Subsequent Events

The Company evaluated subsequent events and transactions that occurred up to the date the financial statements were issued. Based upon this review, other than described below, the Company did not identify any other subsequent events that would have required adjustment or disclosure in the financial statements.

On January 3, 2024, the Company held a special meeting of stockholders (the “Third Special Meeting”). At the Third Special Meeting, the Company’s stockholders approved an amendment (the “Third IMTA Amendment”) to the IMTA, as amended by the First IMTA Amendment and the Second IMTA Amendment, and an amendment (the “Third Charter Amendment”) to the Charter, as amended by the First Charter Amendment and the Second Charter Amendment, to extend the business combination period up to three times for one month each time (the “Third Extension”).

In connection with the approval of the Third Extension, the Sponsor deposited $22,600 in the Trust Account, and holders of 11,625 Public Shares exercised redemption rights requiring the Company to make a series of payments of an aggregate of $128,133 for an aggregate $11.02 per redeemed share. As a result, following satisfaction of such redemptions, the Company had 6,234,582 shares of Class A common stock outstanding, of which (i) 753,332 were Public Shares, which were entitled to receive a pro rata portion of the remaining funds in the Company’s Trust Account in connection with its initial Business Combination, a liquidation or certain other events, (ii) 4,596,250 were Class A common stock issued upon the conversion of an equal number of shares of the Class B common stock, which did not have redemption rights, and (iii) 885,000 were Private Placement Shares, which did not have redemption rights. As a result of the deposit described above, such payments and accrual of interest, the balance in the trust account as of the last extension payment was approximately $8.4 million.

Business Combination

On February 5, 2024, the parties entered into Amendment No. 1 to the Business Combination Agreement to, among other things, (i) remove the minimum cash condition, (ii) modify the stock-price based milestones such that (a) the trading price condition for the First Level Earnout Target shall be reset from $12.50 to 125% of the reset Conversion Price of the Series A Preferred Stock and (b) the trading price condition for the Second Level Earnout Target shall be reset from $15.00 to 150% of the reset Conversion Price of the Series A Preferred Stock, and (iii) increase the aggregate number of shares of Class A common stock issuable to the stockholders of CERo in connection with the Business Combination from 4,651,704 shares to 5,000,000 shares. Such number of shares is in addition to up to 1,200,000 shares issuable upon satisfaction of certain earn-out conditions and 382,651 shares issuable upon exercise of rollover options or warrants.

On February 8, 2024, the Company held a special meeting of stockholders (the “Fourth Special Meeting”). At the Fourth Special Meeting, the Company’s stockholders adopted and approved (i) the Business Combination Agreement, pursuant to which Merger Sub merged with and into CERo, with CERo surviving as a wholly-owned subsidiary of the Company and approved the Business Combination and the other transactions and ancillary documents contemplated by and required for the Business Combination; (ii) on a non-binding advisory basis, certain changes to the Charter, including the name change to CERo Therapeutics Holdings, Inc., share authorizations, and others; (iii) the issuance of Class A common stock to CERo stockholders pursuant to the Business Combination Agreement; (iv) the election of five directors; and (v) the 2024 Equity Incentive Plan and the 2024 Employee Stock Purchase Plan, contingent of the consummation of the Business Combination.

In connection with the approval of the Business Combination, holders of 671,285 shares of Class A common stock, exercised redemption rights. As a result, following satisfaction of such redemptions, we had 5,563,297 shares of Class A common stock outstanding, of which (i) 82,047 were shares of Class A common stock issued to the public in our IPO, which shares of Class A common stock were entitled to receive a pro rata portion of the remaining funds in our Trust Account in connection with its initial business combination, a liquidation or certain other events, (ii) 4,596,250 were shares of Class A common stock issued upon the conversion of an equal number of shares of our Class B common stock acquired by Sponsor prior to our IPO, which shares of Class A common stock did not have redemption rights, and (iii) 885,000 were shares of Class A common stock included in the private placement units acquired in the private placement by the Sponsor and other investors concurrent with our IPO, which shares of Class A common stock did not have redemption rights. On February 14, 2024, we made a series of payments of an aggregate of $7,456,463.30 to holders of redeemed Class A common stock (an aggregate of $11.11 per redeemed share).

On February 13, 2024, the parties entered into Amendment No. 2 to the Business Combination Agreement to create two additional pools of earnout shares of Class A common stock, one pool of which contained 875,000 shares, which were fully vested at closing of the Business Combination and which were issued as an offset to the agreement by Sponsor to forfeit an offsetting number of shares, and one pool of which will contain 1,000,000 shares, which will be fully vested upon the achievement of certain regulatory milestone-based earnout targets and make certain other technical changes to the timing and process for issuance of the 1,200,000 shares of Class A common stock subject to the other earn-out conditions set forth in the Business Combination Agreement.

The Business Combination closed on February 14, 2024, at which time the following occurred:

1. Each outstanding share of the Company’s preferred stock was converted into the number of shares of Class A common stock calculated by dividing the liquidation preference by $10.00.

2. Each outstanding share of the Company’s common stock was converted into the number of shares of Class A common stock calculated by multiplying each share by the Exchange Ratio. The Exchange Ratio of 0.064452 was calculated by first subtracting the aggregate liquidation preference of outstanding preferred shares from $50 million, then dividing the result by the number of shares of the Company’s common stock outstanding and dividing by $10.00 per share.

3. Each holder of the Company’s common stock received a pro rata portion of up to 1.2 million Earnout Shares, 1,000,000 of which are subject to vesting upon the achievement of certain stock price-based earnout targets and 200,000 of which are subject to vesting upon a change of control, respectively.

4. Certain holders of the Company’s common stock received a pro rata portion of 875,000 Earnout Shares, which became fully vested upon the closing of the Business Combination.

5. Certain holders of the Company’s common stock received a pro rata portion of up to 1.0 million Earnout Shares, which are subject to vesting upon the Company’s filing an investigational new drug application (“IND”) with the FDA.

6. Each outstanding Company option was converted into an option to purchase a number of shares of Class A common stock, equal to the Company’s common shares underlying the option multiplied by the Exchange Ratio, at an exercise price per share equal to the Company option exercise price divided by the Exchange Ratio.

7. Each warrant to purchase CERo preferred stock was converted into a warrant to acquire a number of shares of Class A common stock obtained by dividing the warrant as-if-exercised liquidation preference by $10.00, with the exercise price equal to the total CERo warrant exercise amount divided by the number of shares of Class A common stock issuable upon exercise.

8. The CERo Notes automatically converted into shares of Series A Preferred Stock.

PIPE Financing

In February 2024, New CERo consummated a private placement of 10,080 shares of New CERo Series A Preferred Stock, par value $0.0001 per share (the “Series A Preferred Stock”), warrants to purchase 612,746 shares of Common Stock (the “Common Warrants”) and warrants to purchase 2,500 shares of Series A Preferred Stock (the “Preferred Warrants” and, together with the Common Warrants, the “PIPE Warrants”), pursuant to the Amended and Restated Securities Purchase Agreement, dated February 14, 2024, by and among the Company, CERo and certain accredited investors (the “Initial Investors”) for aggregate cash proceeds to New CERo of approximately $9.98 million. In April 2024, New CERo consummated a private placement of 626 shares of Series B convertible preferred stock, par value $0.0001 per share (“Series B Preferred Stock”), pursuant to the Securities Purchase Agreement, dated March 28, 2024, by and among New CERo and certain accredited investors (the “Additional Investors” and, together with the Initial Investors, the “PIPE Investors”), for aggregate cash proceeds to New CERo of approximately $0.5 million. A portion of such Series A Preferred Stock was issued as consideration for the cancellation of outstanding indebtedness or securities of the Company or CERo, including a promissory note of the Company and certain convertible bridge notes of CERo. Such transactions collectively are referred to as the “PIPE Financing.”

In connection with the PIPE Financing, New CERo entered into the PIPE Registration Rights Agreements with the PIPE Investors. The terms of the PIPE Registration Rights Agreements require New CERo to register the number of shares of common stock, par value $0.0001 per share (“Common Stock”) equal to the sum of (i) 200% of the maximum number of Common Stock issuable upon conversion of the Series A Preferred Stock and Series B Preferred Stock (assuming for purposes hereof that (w) all the Preferred Warrants have been exercised in full, (x) the Series A Preferred Stock and Series B Preferred Stock is convertible at the Alternate Conversion Price (as defined in the Series A Certificate of Designations and Series B Certificate of Designations) assuming an Alternate Conversion Date (as defined in the Series A Certificate of Designations and Series B Certificate of Designations) of such date of determination, and (y) any such conversion shall not take into account any limitations on the conversion of the Series A Preferred Stock and Series B Preferred Stock set forth in the Series A Certificate of Designations and the Series B Certificate of Conversions, respectively) and (ii) the maximum number of Warrant Common Shares issuable upon exercise of the Common Warrants (without taking into account any limitations on the exercise of the Common Warrants set forth therein). In addition, New CERo entered into a side letter with Keystone, pursuant to which New CERo agreed to make a payment of $1.0 million to Keystone, which amount reflects an original issue discount to Keystone, and to reimburse $150,000 of legal expenses incurred thereby. Additionally, the Company entered into a share reallocation agreement (the “Share Reallocation Agreement”) with the Sponsor and an institutional investor party thereto (a “Share Reallocation Investor”). Under the Share Reallocation Agreement, (i) the Share Reallocation Investor agreed to purchase an aggregate of 1,500 shares of Series A Preferred Stock for an aggregate purchase price of $1.5 million in accordance with the Securities Purchase Agreement, and (ii) the Sponsor agreed to forfeit an aggregate of 250,000 shares of Class A Common Stock held by the Sponsor for no additional consideration other than the commitments and undertakings of the Share Reallocation Investor made to the Company, in each case, on or promptly following the consummation of the Business Combination at the Closing.

Fee Modification

Prior to the close of the Business Combination, the Company entered into fee modification agreements with certain third-party vendors and service providers, pursuant to which such vendors received an aggregate of 1,629,500 shares of Common Stock in lieu of certain payments due to such vendors. As a result, the cash expenses payable at Closing were reduced by approximately $8.54 million.

In particular, the Company entered into a fee modification agreement with CCM, pursuant to which CCM forfeited such fees and the Company issued an aggregate of 1,200,000 shares of Common Stock, with 1,000,000 of such shares being subject to forfeiture unless New CERo conducts a capital-raising transaction within nine months of the Closing, pursuant to which New CERo shall issue and sell securities in an aggregate amount of at least $25.0 million, Affiliates of CCM have and manage investment vehicles with a passive investment in the Sponsor.

Equity Line of Credit – Keystone Capital Partners, LLC (“Keystone”)

On February 14, 2024, as a condition to the closing of the PIPE Financing, New CERo entered into a common stock purchase agreement (the “Common Stock Purchase Agreement”) with Keystone, pursuant to which New CERo may sell and issue, and Keystone is obligated to purchase, up to the lesser of (i) an aggregate of up to 2,977,070 shares of newly issued shares of Common Stock and (ii) the Exchange Cap (as defined below).

As consideration for Keystone’s commitment to purchase shares of Common Stock pursuant to the Common Stock Purchase Agreement, at Closing, New CERo issued 119,050 shares of Common Stock to Keystone. In addition, New CERo has agreed to issue an additional $250,000 of shares of Common Stock to Keystone at each of the 90- and 180-day anniversaries of the effectiveness of the registration statement on Form S-1 with respect to the resale of the shares issuable pursuant to the Common Stock Purchase Agreement, with the number of such shares determined based upon the average of the daily VWAP (as defined below) for each of the five trading days immediately prior to such 90- or 180-day anniversary.

New CERo does not have a right to commence any sales of Common Stock to the Investor under the Common Stock Purchase Agreement until the time when all of the conditions to the New CERo’s right to commence sales of Common Stock to the Investor set forth in the Common Stock Purchase Agreement have been satisfied, including that a registration statement covering the resale of such shares is declared effective by the SEC and the final form of prospectus contained therein is filed with the SEC (the “Commencement Date”). Over the 36-month period from and after the Commencement Date, New CERo will control the timing and amount of any sales of Common Stock to Keystone. Actual sales of shares of Common Stock to Keystone under the Common Stock Purchase Agreement will depend on a variety of factors to be determined by New CERo from time to time, including, among others, market conditions, the trading price of the Common Stock and determinations by the Company as to the appropriate sources of funding and New CERo’s operations.

At any time from and after the Commencement Date, on any business day on which the closing sale price of the Common Stock is equal to or greater than $1.00 (the “Purchase Date”), New CERo may direct Keystone to purchase a specified number of shares of Common Stock (a “Fixed Purchase”) not to exceed 10,000 shares at a purchase price equal to the lesser of 90% of (i) the daily volume weighted average price (the “VWAP”) of the Common Stock for the five trading days immediately preceding the applicable Purchase Date for such Fixed Purchase and (ii) the closing price of a share of Common Stock on the applicable Purchase Date for such Fixed Purchase during the full trading day on such applicable Purchase Date.

In addition, at any time from and after the Commencement Date, on any business day on which the closing sale price of the Common Stock is equal to or greater than $1.00 and such business day is also the Purchase Date for a Fixed Purchase of the maximum allowable amount of shares of Common Stock (the “VWAP Purchase Date”), New CERo may also direct Keystone to purchase, on the immediately following business day, an additional number of shares of Common Stock in an amount up to a defined limit at a purchase price equal to the lesser of 90% of (i) the closing sale price of the Common Stock on the applicable VWAP Purchase Date and (ii) the VWAP during the VWAP Purchase Date between the opening of trading and the purchase termination time. At any time from and after the Commencement Date, on any business day that is also the VWAP Purchase Date for a VWAP Purchase, New CERo may also direct Keystone to purchase, on such same business day, an additional number of shares of Common Stock in an amount up to a defined limit (an “Additional VWAP Purchase”) at a purchase price equal to the lesser of 90% of (i) the closing sale price of the Common Stock on the applicable Additional VWAP Purchase Date and (ii) the VWAP during the measurement time on the Additional VWAP Purchase Date.

In no event shall New CERo issue to Keystone under the Common Stock Purchase Agreement more than 19.99% of the total number of shares of Common Stock outstanding immediately prior to the execution of the Common Stock Purchase Agreement (the “Exchange Cap”), unless (i) the Company obtains the approval of the issuance of such shares by its stockholders in accordance with the applicable stock exchange rules or (ii) sales of Common Stock are made at a price equal to or in excess of the lower of (A) the closing price immediately preceding the delivery of the applicable notice to the Investor and (B) the average of the closing prices of the Common Stock for the five business days immediately preceding the delivery of such notice (in each case plus an incremental amount to take into account the Commitment Shares, such that the sales of such Common Stock to Keystone would not count toward the Exchange Cap because they are “at market” under applicable stock exchange rules.

Concurrent with the execution of the Common Stock Purchase Agreement, the Company entered into a registration rights agreement with Keystone (the “ELOC Registration Rights Agreement”), pursuant to which New CERo agreed to provide Keystone with customary registration rights related to the shares issued under the ELOC Registration Rights Agreement.

Equity Line of Credit – Arena Business Solutions Global SPC II, Ltd (“Arena”)

On February 23, 2024, New CERo entered into a purchase agreement (the “Purchase Agreement”) with Arena, under which Arena has committed to purchase up to $25 million (the “Commitment Amount”) of New CERo’s shares of Common Stock, subject to the satisfaction of the conditions in the Purchase Agreement.

Such sales of Common Stock, if any, will be subject to certain limitations, and may occur from time to time at New CERo’s sole discretion over the period commencing on the termination of the Common Stock Purchase Agreement and expiring approximately 36 months following such termination, provided that a Registration Statement (as defined below) is and remains effective, and the other conditions set forth in the Purchase Agreement are satisfied. New CERo will control the timing and amount of any sales of Common Stock to Arena. Actual sales of shares of Common Stock to Arena under the Purchase Agreement will depend on a variety of factors to be determined by New CERo from time to time, including, among others, market conditions, the trading price of the Common Stock and determinations by the Company as to the appropriate sources of funding and New CERo’s operations.

On any trading day, New CERo may direct Arena to purchase amounts of its Common Stock up to the Commitment Amount. The maximum amount that the Company may specify in any one Advance Notice is equal to: (A) if the Advance Notice is received by 8:30 a.m. Eastern time, then the maximum amount that the Company may specify is equal to the lesser of (i) an amount equal to 60% of the average Daily Value Traded of the Common Stock on the ten trading days immediately preceding such Advance Notice, or (ii) $20.0 million; and (B) if the Advance Notice is received after 8:30 a.m. Eastern time but prior to 10:30 a.m. Eastern time, then the maximum amount that the Company may specify in an Advance Notice is equal to the lesser of: (i) an amount equal to 30% of the average Daily Value Traded of the Common Stock on the ten trading days immediately preceding such Advance Notice, or (ii) $15.0 million. For these purposes, “Daily Value Traded” is the product obtained by multiplying the daily trading volume of New CERo Common Stock on Nasdaq during regular trading hours by the VWAP for that trading day.

Under the applicable rules of Nasdaq and the Purchase Agreement, New CERo will not sell or issue to Arena shares of Common Stock, inclusive of the Commitment Fee Shares (as defined below), in excess of the Exchange Cap, unless the Company obtains stockholder approval to issue shares of Common Stock in excess of the Exchange Cap. In any event, New CERo may not issue or sell any shares of Common Stock under the Purchase Agreement if such issuance or sale would breach any applicable Nasdaq rules.

The Purchase Agreement also prohibits the Company from directing Arena to purchase any shares of Common Stock if those shares, when aggregated with all other shares of Common Stock then beneficially owned by Arena and its affiliates as a result of purchases under the Purchase Agreement, would result in Arena and its affiliates having beneficial ownership of more than the 4.99% of the then-outstanding Common Stock.

The purchase price of the shares of Common Stock will be equal to 90% of the lower of (i) the closing sale price of the Common Stock on the purchase date (ii) VWAP of the Common Stock during the purchase date and (iii) the arithmetic average of the three lowest closing prices of the Common Stock during the ten consecutive trading days ending on the trading day immediately preceding the purchase date.

As consideration for Arena’s irrevocable commitment to purchase Common Stock upon the terms of the Purchase Agreement, New CERo agreed to issue a number of shares of Common Stock (the “Commitment Fee Shares”) equal to 500,000 divided by the simple average of the daily VWAP of the Common Stock during the five trading days immediately preceding the effectiveness of the registration statement with respect to the resale by Keystone of the shares of Common Stock issuable pursuant to the Common Stock Purchase Agreement (the “Registration Statement”). In addition, New CERo has granted Arena customary registration rights related to the shares issued under the Purchase Agreement, and has agreed to include the resale by Arena of the Commitment Fee Shares on the Registration Statement.